BALANCE SHEET COMPONENTS - Inventories (Details) - USD ($) $ in Thousands	Jan. 02, 2022	Jan. 03, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Raw materials	$ 47,894	$ 25,100
Work-in-process	47,953	61,059
Finished goods	116,973	83,081
Inventories	212,820	169,240
Inventory valuation reserves	$ (4,900)	$ (5,300)